UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

Relative Sentiment Tactical
Allocation ETF

Annual Report

March 31, 2023

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

i

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

LETTER TO SHAREHOLDERS

March 31, 2023

Dear Relative Sentiment Tactical Allocation ETF Shareholders,

Thank you for your investment in the Relative Sentiment Tactical Allocation ETF (“MOOD” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period beginning on its inception on May 19, 2022, through March 31, 2023 (“FY 2023”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective of long-term capital appreciation by tactically investing in other ETFs that invest in equity, bond, and gold based on “relative sentiment” factors. In the view of the Fund’s sub-adviser (Relative Sentiment Technologies, LLC, also referred to as the Sub-Adviser), relative sentiment measures the difference in sentiment between institutional investors and retail investors. The Sub-Adviser uses both public and third-party data sources to assess investor sentiment, including how those sentiments compare among institutional and retail investors.

For FY 2023, MOOD was up 3.08% at its market price and up 3.07% at net asset value (“NAV”). Over the period, ROCI underperformed the 40% Solactive U.S. Agg Bond, 30% GBS U.S. 1000 NTR, 30% GBS Developed Markets ex NA Index, which was up 4.10%.

We launched on May 19, 2022 with a strong underweight position in equities (15%) relative to our benchmark (60%). On June 17 our signals turned bullish on equities and our target equity allocation moved from 15% to 60%. We executed that transaction one week later on June 24. In the interim, the market rallied 6.5% (a three standard deviation1 weekly move) and we lost approximately 300 bps2 relative to the benchmark in that one week.

We then steadily recouped the majority of that underperformance by being overweight equities near the 2022 lows and maintaining that stance through the end of the fiscal year. Being intermittently long gold also worked against us during this time, as gold was not able to sustain any gains on account of real rates not being able to sustain downward momentum.

All in all, we were pleased with relative sentiment having a bearish stance on equities when it was warranted (first half of 2022) and a bullish stance when it was warranted (latter half of 2022 into 2023). Looking ahead, we have developed additional relative sentiment models for equity sectors and regions, bonds, currencies, and commodities, that we will look to integrate into our systematic framework moving forward.

We believe we are in a secular bear market in equities driven by high inflation. This secular regime is likely to last at least a decade (we are a couple years into it). During this period, equities and bonds will likely have positive correlations. Commodities, gold, and energy stocks will likely outperform. Thus, being able to diversify into commodities and select equity sectors when relative sentiment is favorable could provide additional pathways for the fund to generate outperformance and lower volatility.

In closing, we thank you for your trust and support, and look forward to helping you navigate the uncertain future ahead.

Sincerely,

/s/ Dr. Raymond Micaletti

Dr. Raymond Micaletti

Founder and Chief Executive Officer

Relative Sentiment Technologies, LLC

1.	Standard Deviation: It measures the average a return series deviates from its mean. It is often used as a measure of risk. When a fund has a high standard deviation, the predicted range of performance implies greater volatility.
2.	Basis Points (bps): Is a unit of measure used in quoting yields, changes in yields or differences between yields. One basis point is equal to 0.01%, or one one-hundredth of a percent of yield and 100 basis points equals 1%.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

LETTER TO SHAREHOLDERS (CONTINUED)

March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETF shares may only be redeemed at NAV by authorized participants in large creation units. There can be no guarantee that an active trading market for shares will exist. The trading of shares may incur brokerage commissions.

Any offering must be preceded or accompanied by a prospectus.

Investments involve risk and principal loss is possible. There can be no assurance that the Fund will achieve its investment objective.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Quantitative Security Selection & Model Risk. Data for some investors' holdings or sentiments may be less available and/or less current than data used by other investment advisory firms. The Sub-Adviser uses quantitative analyses, and its processes could be adversely affected if erroneous or outdated data is utilized. Moreover, the data utilized to evaluate investor sentiment will reflect data that is collected by regulators and other third-parties. This data may be incomplete or incorrect and therefore could be inaccurate in whole or in part. If the data is incomplete or incorrect, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been more comprehensive. In addition, securities selected using a quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic's historical trends.

Please refer to the prospectus for additional risk information.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy, or investment product. We make no representation or warranty as to the accuracy or completeness of the information contained in this report, including third-party data sources. The views expressed are as of the publication date and subject to change at any time. No part of this material may be reproduced in any form or referred to in any other publication without express written permission. References to other funds should not be interpreted as an offer or recommendation of these securities.

The Fund is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is Empowered Funds, LLC d/b/a EA Advisers. The Fund’s investment sub-adviser is Relative Sentiment Technologies, LLC.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

Growth of $10,000 (Unaudited)

Value as of March 31, 2023
Relative Sentiment Tactical Allocation ETF - NAV $10,307
Relative Sentiment Tactical Allocation ETF - MKT $10,308
40% Solactive U.S. Agg Bond, 30% GBS U.S. 1000 NTR, 30% GBS Developed Markets ex NA[1] $10,410
$10,500
$10,250
$10,000
$9,750
$9,500
$9,250
$9,000
$8,750
May-19-22
May-31-22
Jun-30-22
Jul-31-22
Aug-31-22
Sep-30-22
Oct-31-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Relative Sentiment Tactical Allocation ETF - NAV
Relative Sentiment Tactical Allocation ETF - MKT
40% Solactive U.S. Agg Bond, 30% GBS U.S. 1000 NTR, 30% GBS Developed Markets ex NA[1]

Average Annual Return*
Since Inception
(May 19, 2022)
Relative Sentiment Tactical Allocation ETF - NAV	3.07%
Relative Sentiment Tactical Allocation ETF - MKT	3.08%
40% Solactive U.S. Agg Bond, 30% GBS U.S. 1000 NTR, 30% GBS Developed Markets ex NA1	4.10%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on May 31, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

1.	40% Solactive U.S. Aggregate Bond Index, 30% Solactive GBS United States 1000 NTR Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

Tabular Presentation of Schedule of Investments

As of March 31, 2023

Sector[1]	% Net Assets
Investment Companies	99.8%[2]
Other[3]	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

INDEX OVERVIEW

MARCH 31, 2023 (UNAUDITED)

Solactive U.S. Aggregate Bond Index

The Solactive U.S. Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The index includes instruments of the following indices: Solactive MBS USD Index, Solactive Agency Bond USD Index, Solactive Developed Government USD Bond Index, Solactive Development Bank Bond USD TR Index, Solactive Select USD Investment Grade Corporate TR Index, and Solactive U.S. Treasury Bond Index.

Solactive GBS United States 1000 NTR Index

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

Relative Sentiment Tactical Allocation ETF
Schedule of Investments
March 31, 2023

Shares		Value
INVESTMENT COMPANIES - 99.8%
4,765	iShares Core U.S. Aggregate Bond ETF	$474,785
8,853	Schwab U.S. TIPS ETF	474,609
24,143	SPDR Gold MiniShares Trust (a)	944,233
56,062	Vanguard FTSE Developed Markets ETF	2,532,320
9,379	Vanguard Total Stock Market ETF	1,914,254
	TOTAL INVESTMENT COMPANIES (Cost $6,112,069)	6,340,201

MONEY MARKET FUNDS - 0.6%
36,729	First American Government Obligations Fund - Class X, 4.64% (b)	36,729
	TOTAL MONEY MARKET FUNDS (Cost $36,729)	36,729

	TOTAL INVESTMENTS (Cost $6,148,798) - 100.4%	6,376,930
	Other Liabilities in Excess of Assets - (0.4%)	(25,704)
	TOTAL NET ASSETS - 100.0%	$6,351,226

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2023

Relative Sentiment Tactical Allocation ETF
Assets:
Investments in securities, at value	$6,376,930
Receivable for investments sold	1,226,907
Dividends and interest receivable	94
Securities lending income receivable (Note 4)	15
Total assets	7,603,946
Liabilities:
Payable for investment securities purchased	1,249,308
Accrued investment advisory fees	3,412
Total liabilities	1,252,720
Net Assets	$6,351,226

Net Assets Consist of:
Paid-in capital	6,276,938
Total distributable earnings (accumulated deficit)	74,288
Net Assets:	$6,351,226

Calculation of Net Asset Value Per Share:
Net Assets	$6,351,226
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	250,000
Net Asset Value per Share	$25.40

Cost of Investments in Securities	$6,148,798

The accompanying notes are an integral part of these financial statements.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2023

Relative Sentiment Tactical Allocation ETF(1)
Investment Income:
Dividend income	$127,595
Interest income	500
Securities lending income	15
Total investment income	128,110

Expenses:
Investment advisory fees	27,987
Net expenses	27,987

Net Investment Income	100,123

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on:
Investments	(173,490)
(173,490)
Net change in unrealized appreciation on:
Investments	228,132
228,132
Net realized and unrealized gain on investments:	54,642
Net Increase in Net Assets Resulting from Operations	$154,765

(1)	The Fund commenced operations on May 19, 2022.

The accompanying notes are an integral part of these financial statements.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

STATEMENT OF CHANGES IN NET ASSETS

Relative Sentiment Tactical Allocation ETF
For the Period Ended March 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$100,123
Net realized loss on investments	(173,490)
Net change in unrealized appreciation on investments	228,132
Net increase in net assets resulting from operations	154,765

Distributions to Shareholders:
Net investment income	(86,034)
Total distributions to shareholders	(86,034)

Capital Share Transactions:
Proceeds from shares sold	11,169,691
Payments for shares redeemed	(4,887,196)
Net increase in net assets derived from net change in capital share transactions	6,282,495
Net Increase in Net Assets	6,351,226

Net Assets:
Beginning of period	-
End of period	$6,351,226

Changes in Shares Outstanding:
Shares outstanding, beginning of period	-
Shares sold	450,000
Shares repurchased	(200,000)
Shares outstanding, end of period	250,000

(1)	The Fund commenced operations on May 19, 2022.

The accompanying notes are an integral part of these financial statements.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

FINANCIAL HIGHLIGHTS

For the Period Ended March 31, 2023

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses (3)(4)(5)	Net Investment Income(3)	Portfolio Turnover Rate(6)
Relative Sentiment Tactical Allocation ETF
May 19, 2022(7) to March 31, 2023	$25.00	0.50	0.24	0.74	(0.34)	(0.34)	$25.40	3.07%	$6,351	0.65%	2.33%	252%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Net expenses do not include expenses of the investment companies in which the Fund invests.
(6)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(7)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2023

NOTE 1 – ORGANIZATION

Relative Sentiment Tactical Allocation ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund commenced operations on May 19, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

The Fund is an actively managed exchange-traded fund (ETF). The Fund’s investment strategy is to seek to grow capital by tactically investing in other ETFs that invest in equity, bond, and gold based on “relative sentiment” factors. In the view of Relative Sentiment Technologies, LLC (the “Sub-Adviser”), relative sentiment measures the difference in sentiment between institutional investors and retail investors.

Shares of the Relative Sentiment Tactical Allocation ETF are listed and traded on NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Relative Sentiment Tactical Allocation ETF
Assets*
Investment Companies	$6,340,201	$-	$-	$6,340,201
Money Market Funds	36,729	-	-	36,729
Total Investments in Securities	$6,376,930	$-	$-	$6,376,930

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal period ended March 31, 2023 the following table shows the reclassifications made:

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Relative Sentiment Tactical Allocation ETF	$-	$5,557	$(5,557)

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023

and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Quantitative Security Selection & Model Risk. Data for some investors’ holdings or sentiments may be less available and/or less current than data used by other investment advisory firms. The Sub-Adviser uses quantitative analyses, and its processes could be adversely affected if erroneous or outdated data is utilized. Moreover, the data utilized to evaluate investor sentiment will reflect data that is collected by regulators and other third-parties. This data may be incomplete or incorrect and therefore could be inaccurate in whole or in part. If the data is incomplete or incorrect, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been more comprehensive. In addition, securities selected using a quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Machine Learning Risk. The Fund relies on publicly available “machine learning” selection processes as well as data and information supplied by third parties that are utilized in those processes. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the input data is incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been correct and complete.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Bond Risks. In general, the Fund will be subject to bond and fixed income risks. When relative sentiment in equities is “bearish,” those risks will be heightened, because the Fund will invest a higher percentage of its assets in underlying bond ETFs.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023

Gold Risk. The Fund may, from time to time, invest in underlying exchange-traded products that, in turn, invest primarily in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected.

A more complete description of some of the risks associated with investing in gold is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs) and exchange-traded products (ETPs). An investment in the Fund is subject to the risks associated with the ETFs and ETPs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s ETFs and ETPs may be out of favor and underperform other segments.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective.

Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for various reasons.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023

activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Relative Sentiment Technologies, LLC, serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on March 18, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.65% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration was included in the Fund’s most recent Annual report.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33.3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities

Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period, was as follows:

Relative Sentiment Tactical Allocation ETF	$15

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Relative Sentiment Tactical Allocation ETF	$15,620,458	$11,789,183

For the fiscal period ended March 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Relative Sentiment Tactical Allocation ETF	$7,219,631	$4,765,347

For the fiscal period ended March 31, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Relative Sentiment Tactical Allocation ETF	$5,557	$-

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2023 were as follows:

Relative Sentiment Tactical Allocation ETF
Tax cost of Investments	$6,192,072
Gross tax unrealized appreciation	232,531
Gross tax unrealized depreciation	(47,673)
Net tax unrealized appreciation (depreciation)	$184,858
Undistributed ordinary income	14,089
Undistributed long-term gain	-
Total distributable earnings	14,089
Other accumulated gain (loss)	(124,659)
Total accumulated gain (loss)	$74,288

Under tax law, certain capital and foreign currency losses realized after March 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended March 31, 2023, the Fund did not defer any qualified late year losses.

At March 31, 2023, the Fund had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Relative Sentiment Tactical Allocation ETF	$(124,660)	$-

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended March 31, 2023, was as follows:

Fiscal Period Ended March 31, 2023
Ordinary Income
Relative Sentiment Tactical Allocation ETF	$86,034

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Spicer Jeffries llp Certified Public Accountants 4601 DTC BOULEVARD ● SUITE 700 DENVER, COLORADO 80237 TELEPHONE: (303) 753-1959 FAX: (303) 753-0338 www.spicerjeffries.com

To the Shareholders and

Board of Trustees of

EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Relative Sentiment Tactical Allocation ETF (the “Fund”, a series of EA Series Trust, the “Trust”) as of March 31, 2023, and the related statements of operations, changes in net assets, and financial highlights for the period from May 19, 2022 (commencement of operations) through March 31, 2023, and the related notes and schedules (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results its operations, changes in net assets, and financial highlights, for the period from May 19, 2022 (commencement of operations) through March 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

We have served as the auditor of one or more of the investment companies within the EA Series Trust since 2016.

Denver, Colorado

May 30, 2023

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

EXPENSE EXAMPLE

MARCH 31, 2023 (UNAUDITED)

As a shareholder of Relative Sentiment Tactical Allocation ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2022 to March 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period October 1, 2022 to March 31, 2023
Relative Sentiment Tactical Allocation ETF[1]
Actual	0.65%	$1,000.00	$1,155.90	$3.49
Hypothetical (5% annual return before expenses)	0.65%	1,000.00	1,021.69	3.28

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended March 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Relative Sentiment Tactical Allocation ETF	55.47%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended March 31, 2023 was as follows:

Relative Sentiment Tactical Allocation ETF	11.69%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	36	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of The Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	36	Citadel Federal Credit Union (pro bono service for non- profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	36	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee, Chief Executive Officer and President of the Trust	Trustee and President since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	36	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021 – present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Compliance (2015 – 2021).
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Managing Member, EA Advisers (2014 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2014 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jackson Hart Born: 1979	Assistant Secretary	Since 2023	Senior Director – Legal, EA Advisers (2023 – present); Investment Management Paralegal, Stradley Ronon Stevens & Young (2019 – 2023); Senior Paralegal, Oppenheimer Funds, Inc. (2015 – 2019).
Brian Massaro Born: 1997	Assistant Treasurer	Since 2023	Assistant Operating Officer, EA Advisers (2022 – present); Mutual Fund Administrator, U.S. Bank Global Fund Services (2019 – 2022).

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://relativesentimentetfs.com.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://relativesentimentetfs.com.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://relativesentimentetfs.com.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Relative Sentiment Technologies, LLC

17 Urb Costa Verde

Humacao, Puerto Rico

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, Colorado 80237

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310,

Leawood, Kansas 66211

Relative Sentiment Tactical Allocation ETF

Symbol – MOOD

CUSIP – 02072L813

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Relative Sentiment Tactical Allocation ETF

	FYE 3/31/2023	FYE 3/31/2022
Audit Fees	$9,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Relative Sentiment Tactical Allocation ETF

	FYE 3/31/2023	FYE 3/31/2022
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Relative Sentiment Tactical Allocation ETF

Non-Audit Related Fees	FYE 3/31/2023	FYE 3/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	June 6, 2023